CECL - Financial instruments measured at amortized cost and credit losses	6 Months Ended
Jun. 30, 2021
Financial instruments measured at amortized cost and credit losses
19 Financial instruments measured at amortized cost and credit losses
This disclosure provides an overview of the Group’s balance sheet positions that include financial assets carried at amortized cost that are subject to the CECL accounting guidance.
As of the end of 2Q21, the Group had no purchased financial assets with more than insignificant credit deterioration since origination.
> Refer to “Note 1 – Summary of significant accounting policies” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2020 for further information on the accounting of financial assets and off-balance sheet credit exposure subject to the CECL accounting guidance.
Overview of financial instruments measured at amortized cost – by balance sheet position
	2Q21				4Q20
end of	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value
CHF million
Cash and due from banks	146,217		0	146,217	138,593		(6)	138,587
Interest-bearing deposits with banks	1,313	[2]	0	1,313	1,303	[4]	(5)	1,298
Securities purchased under resale agreements and securities borrowing transactions	25,180	[2]	0	25,180	21,139		0	21,139
Loans	290,155	[2,3]	(1,412)	288,743	282,036	[4,5]	(1,536)	280,500
Brokerage receivables	37,501	[2]	(4,429)	33,072	35,942	[4]	(1)	35,941
Other assets	14,147		(41)	14,106	15,394		(43)	15,351
Total	514,513		(5,882)	508,631	494,407		(1,591)	492,816
1 Net of unearned income/deferred expenses, as applicable.
2
Excludes accrued interest for credit losses in the total amount of CHF 380 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million relates to interest-bearing deposits with banks, CHF 1 million to securities purchased under resale agreements and securities borrowing transactions, CHF 363 million to loans and CHF 15 million to brokerage receivables. These accrued interest balances are reported in other assets.

3 Includes endangered interest of CHF 89 million on non-accrual loans which are reported as part of the loans' amortized cost balance.
4
Excludes accrued interest for credit losses in the total amount of CHF 351 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million relates to interest-bearing deposits with banks, CHF 334 million to loans and CHF 16 million to brokerage receivables. These accrued interest balances are reported in other assets.

5 Includes endangered interest of CHF 88 million on non-accrual loans which are reported as part of the loans' amortized cost balance.
Allowance for credit losses
Estimating expected credit losses – overview
> Refer to “Note 20 – Financial instruments measured at amortized cost and credit losses” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2020 for further information on key elements and processes of estimating expected credit losses on non-impaired and impaired credit exposures.
Macroeconomic scenarios
The estimation and application of forward-looking information requires quantitative analysis and significant expert judgment. The Group’s estimation of expected credit losses is based on a discounted probability-weighted estimate that considers three future macroeconomic scenarios: a baseline scenario, an upside scenario and a downside scenario. The baseline scenario represents the most likely outcome. The two other scenarios represent more optimistic and more pessimistic outcomes with the downside scenario being more severe than the upside scenario. The scenarios are probability-weighted according to the Group’s best estimate of their relative likelihood based on historical frequency, an assessment of the current business and credit cycles as well as the macroeconomic factor (MEF) trends.
Current-period estimate of expected credit losses
The key MEFs used in each of the macroeconomic scenarios for the calculation of the expected credit losses include, but are not limited to, GDP and industrial production. These MEFs have been selected based on the portfolios that are most material to the estimation of CECL from a longer-term perspective.
As of the end of 2Q21, the forecast macroeconomic scenarios were weighted 60% for the baseline, 30% for the downside and 10% for the upside scenario, compared to 50% for the baseline, 40% for the downside and 10% for the upside scenario as of the end of 1Q21. The weight reduction for the downside scenario at the beginning of 2Q21 reflected the reduced uncertainty with regard to the COVID-19 pandemic and the economic outlook. The forecast range for the increase in Swiss real GDP was 2.3% to 3.9% for 2021 and 0.1% to 2.7% for 2022. The forecast in the baseline scenario for the timing of the recovery of the quarterly series for Swiss real GDP to return to pre-pandemic levels (i.e., 4Q19) was 3Q21. The forecast range of the increase in the eurozone real GDP was 2.3% to 4.2% for 2021 and 1.4% to 4.9% for 2022. The forecast in the baseline scenario for the timing of the recovery of the quarterly series for eurozone real GDP to return to pre-pandemic levels was 2Q22. The forecast range for the increase in US real GDP was 4.8% to 7.3% for 2021 and 1.4% to 3.8% for 2022. The forecast in the baseline scenario for the timing of the recovery of the quarterly series for US real GDP to return to pre-pandemic levels was 2Q21. The forecast range for the increase in UK real GDP was 4.8% to 7.0% for 2021 and 3.0% to 7.3% for 2022. The forecast in the baseline scenario for the timing of the recovery of the quarterly series for UK real GDP to return to pre-pandemic levels was 2Q22. The forecast range for the increase in world industrial production was 7.2% to 10.8% for 2021 and 2.6% to 5.2% for 2022. The macroeconomic and market variable projections incorporate adjustments to reflect the impact and potential withdrawal of the COVID-19 pandemic related economic support programs provided by national governments and by central banks. While GDP and industrial production are significant inputs to the forecast models, a range of other inputs are also incorporated for all three scenarios to provide projections for future economic and market conditions. Given the complex nature of the forecasting process, no single economic variable is viewed in isolation or independently of other inputs.
For extreme and statistically rare events which cannot be adequately reflected in CECL models, such as the effects of the COVID-19 pandemic on the global economy, the event becomes the baseline scenario. In order to address circumstances where in management’s judgment the CECL model outputs are overly sensitive to the effect of economic inputs that lie significantly outside of their historical range, model overlays are applied. Such overlays are based on expert judgment and are applied in response to these exceptional circumstances to consider historical stressed losses and industry and counterparty credit level reviews. Overlays are also used to capture judgment on the economic uncertainty from global or regional developments or governmental actions with severe impacts on economies, such as the lockdowns and other actions directed towards managing the pandemic. As a result of such overlays, provisions for credit losses may not be primarily derived from MEF projections. As of the end of 2Q21, the Group has continued its approach of applying qualitative overlays to the CECL model outputs in a manner consistent with the end of 1Q21. During 2Q21 we continued to observe more favorable developments in the COVID-19 pandemic, including vaccination rate increases as well as a reduction in lockdown measures, which resulted in a generally more positive economic outlook. This overall favorable trend in 2Q21 was reflected in the Group’s overlays, which continue to be closely aligned with the macroeconomic forecasts.
Loans held at amortized cost
The Group’s loan portfolio is classified into two portfolio segments, consumer loans and corporate & institutional loans.
> Refer to “Note 20 – Financial instruments measured at amortized cost and credit losses” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2020 for further information on the main risk characteristics of the Group’s loans held at amortized cost.
Allowance for credit losses – loans held at amortized cost
	2Q21			1Q21			2Q20
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for credit losses (CHF million)
Balance at beginning of period	329	1,198	1,527	318	1,218	1,536	349	1,082	1,431
Current-period provision for expected credit losses	31	(44)	(13)	12	(35)	(23)	62	218	280
of which provisions for interest [1]	7	8	15	1	0	1	16	0	16
Gross write-offs	(13)	(77)	(90)	(14)	(24)	(38)	(12)	(24)	(36)
Recoveries	2	0	2	2	0	2	2	1	3
Net write-offs	(11)	(77)	(88)	(12)	(24)	(36)	(10)	(23)	(33)
Foreign currency translation impact and other adjustments, net	(4)	(10)	(14)	11	39	50	(2)	(7)	(9)
Balance at end of period	345	1,067	1,412	329	1,198	1,527	399	1,270	1,669
of which individually evaluated	255	614	869	240	627	867	313	586	899
of which collectively evaluated	90	453	543	89	571	660	86	684	770
	6M21			6M20
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for credit losses (CHF million)
Balance at beginning of period	318	1,218	1,536	241	808	1,049
Current-period provision for expected credit losses	43	(79)	(36)	183	533	716
of which provisions for interest [1]	8	8	16	21	4	25
Gross write-offs	(27)	(101)	(128)	(24)	(59)	(83)
Recoveries	4	0	4	5	2	7
Net write-offs	(23)	(101)	(124)	(19)	(57)	(76)
Foreign currency translation impact and other adjustments, net	7	29	36	(6)	(14)	(20)
Balance at end of period	345	1,067	1,412	399	1,270	1,669
1 Represents the current-period net provision for accrued interest on non-accrual loans and lease financing transactions which is recognized as a reversal of interest income.
Gross write-offs of CHF 90 million in 2Q21 compared to gross write-offs of CHF 38 million in 1Q21 and were primarily related to corporate & institutional loans in both quarters. In 2Q21, gross write-offs in corporate & institutional loans were mainly related to a position in corporate loans, the sale of a real estate company and single positions in small and medium-sized enterprises, trade finance and ship finance. Write-offs in consumer loans were mainly related to Swiss consumer finance loans. In 1Q21, gross write-offs in corporate & institutional loans were mainly related to a position in the US healthcare sector. Write-offs in consumer loans were mainly related to several Swiss consumer finance loans.
Purchases, reclassifications and sales – loans held at amortized cost
	2Q21			1Q21			2Q20
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	12	981	993	5	988	993	21	643	664
Reclassifications from loans held-for-sale [2]	0	0	0	0	13	13	0	4	4
Reclassifications to loans held-for-sale [3]	0	1,652	1,652	0	468	468	0	528	528
Sales [3]	0	1,633	1,633	0	374	374	0	558	558
	6M21			6M20
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	17	1,969	1,986	21	1,328	1,349
Reclassifications from loans held-for-sale [2]	0	13	13	0	4	4
Reclassifications to loans held-for-sale [3]	0	2,120	2,120	0	988	988
Sales [3]	0	2,007	2,007	0	980	980
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Other financial assets
The Group’s other financial assets include certain balance sheet positions held at amortized cost, each representing its own portfolio segment.
> Refer to “Note 20 – Financial instruments measured at amortized cost and credit losses” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2020 for further information on the main risk characteristics of the Group’s other financial assets held at amortized cost.
The current-period provision for expected credit losses on other financial assets held at amortized cost in 2Q21, 1Q21 and 6M21 includes a total amount of CHF 70 million, CHF 4,430 million and CHF 4,500 million, respectively, related to the failure of Archegos to meet its margin commitments. As of the end of 2Q21, the related allowance is reported in brokerage receivables.
Allowance for credit losses – other financial assets held at amortized cost
	2Q21	1Q21	2Q20	6M21	6M20
CHF million
Balance at beginning of period	4,488	55	52	55	45
Current-period provision for expected credit losses	56	4,434	21	4,490	36
Gross write-offs	(4)	0	(1)	(4)	(9)
Recoveries	0	0	1	0	1
Net write-offs	(4)	0	0	(4)	(8)
Foreign currency translation impact and other adjustments, net	(70)	(1)	(3)	(71)	(3)
Balance at end of period	4,470	4,488	70	4,470	70
of which individually evaluated	4,450	4,449	20	4,450	20
of which collectively evaluated	20	39	50	20	50
Credit quality information
> Refer to “Note 20 – Financial instruments measured at amortized cost and credit losses” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2020 for further information on the Group’s monitoring of credit quality and internal ratings.
Credit quality of loans held at amortized cost
The following table presents the Group’s carrying value of loans held at amortized cost by aggregated internal counterparty credit ratings “investment grade” and “non-investment grade” that are used as credit quality indicators for the purpose of this disclosure, by year of origination. Within the line items relating to the origination year, the first year represents the origination year of the current reporting period and the second year represents the origination year of the comparative reporting period.
Consumer loans held at amortized cost by internal counterparty rating
	2Q21				4Q20
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Mortgages
2021 / 2020	13,021	1,153	6	14,180	18,765	1,664	3	20,432
2020 / 2019	17,518	1,701	17	19,236	14,072	1,511	26	15,609
2019 / 2018	12,435	1,554	50	14,039	10,242	932	58	11,232
2018 / 2017	8,711	1,031	80	9,822	7,087	857	44	7,988
2017 / 2016	5,992	821	126	6,939	10,951	914	76	11,941
Prior years	43,362	3,091	342	46,795	39,918	2,854	216	42,988
Total term loans	101,039	9,351	621	111,011	101,035	8,732	423	110,190
Revolving loans	319	893	0	1,212	528	548	4	1,080
Total	101,358	10,244	621	112,223	101,563	9,280	427	111,270
Loans collateralized by securities
2021 / 2020	2,061	371	0	2,432	1,682	1,547	149	3,378
2020 / 2019	1,273	1,170	0	2,443	1,019	324	0	1,343
2019 / 2018	562	210	0	772	499	64	0	563
2018 / 2017	49	25	113	187	61	41	0	102
2017 / 2016	96	15	0	111	200	127	0	327
Prior years	1,135	697	0	1,832	563	622	0	1,185
Total term loans	5,176	2,488	113	7,777	4,024	2,725	149	6,898
Revolving loans [1]	43,499	3,154	143	46,796	41,749	3,038	104	44,891
Total	48,675	5,642	256	54,573	45,773	5,763	253	51,789
Consumer finance
2021 / 2020	1,494	737	1	2,232	1,297	903	5	2,205
2020 / 2019	733	548	10	1,291	519	505	22	1,046
2019 / 2018	450	413	19	882	279	237	23	539
2018 / 2017	419	221	18	658	81	154	17	252
2017 / 2016	50	116	15	181	16	57	10	83
Prior years	397	107	44	548	48	92	41	181
Total term loans	3,543	2,142	107	5,792	2,240	1,948	118	4,306
Revolving loans	493	75	90	658	328	88	81	497
Total	4,036	2,217	197	6,450	2,568	2,036	199	4,803
Consumer – total
2021 / 2020	16,576	2,261	7	18,844	21,744	4,114	157	26,015
2020 / 2019	19,524	3,419	27	22,970	15,610	2,340	48	17,998
2019 / 2018	13,447	2,177	69	15,693	11,020	1,233	81	12,334
2018 / 2017	9,179	1,277	211	10,667	7,229	1,052	61	8,342
2017 / 2016	6,138	952	141	7,231	11,167	1,098	86	12,351
Prior years	44,894	3,895	386	49,175	40,529	3,568	257	44,354
Total term loans	109,758	13,981	841	124,580	107,299	13,405	690	121,394
Revolving loans	44,311	4,122	233	48,666	42,605	3,674	189	46,468
Total	154,069	18,103	1,074	173,246	149,904	17,079	879	167,862
1 Lombard loans are generally classified as revolving loans.
Corporate & institutional loans held at amortized cost by internal counterparty rating
	2Q21				4Q20
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Real estate
2021 / 2020	5,254	2,724	2	7,980	6,054	2,792	106	8,952
2020 / 2019	4,614	2,443	6	7,063	2,902	1,611	0	4,513
2019 / 2018	2,429	1,129	2	3,560	1,849	1,133	24	3,006
2018 / 2017	1,350	661	1	2,012	1,033	346	72	1,451
2017 / 2016	778	178	2	958	1,591	285	25	1,901
Prior years	4,710	888	31	5,629	5,982	1,105	33	7,120
Total term loans	19,135	8,023	44	27,202	19,411	7,272	260	26,943
Revolving loans	884	338	138	1,360	1,027	172	69	1,268
Total	20,019	8,361	182	28,562	20,438	7,444	329	28,211
Commercial and industrial loans
2021 / 2020	5,353	8,965	94	14,412	7,724	11,621	310	19,655
2020 / 2019	4,225	6,802	108	11,135	3,851	6,411	133	10,395
2019 / 2018	3,177	5,027	157	8,361	1,781	4,321	247	6,349
2018 / 2017	1,309	3,403	170	4,882	964	1,981	60	3,005
2017 / 2016	831	1,480	37	2,348	809	1,248	22	2,079
Prior years	2,666	3,810	120	6,596	2,830	3,837	128	6,795
Total term loans	17,561	29,487	686	47,734	17,959	29,419	900	48,278
Revolving loans	14,311	8,278	475	23,064	12,913	8,908	464	22,285
Total	31,872	37,765	1,161	70,798	30,872	38,327	1,364	70,563
Financial institutions
2021 / 2020	2,829	1,055	40	3,924	3,386	697	43	4,126
2020 / 2019	2,249	271	44	2,564	1,973	132	39	2,144
2019 / 2018	745	142	1	888	960	432	9	1,401
2018 / 2017	684	377	9	1,070	97	92	0	189
2017 / 2016	69	38	0	107	37	102	20	159
Prior years	254	136	15	405	288	38	2	328
Total term loans	6,830	2,019	109	8,958	6,741	1,493	113	8,347
Revolving loans	7,093	364	1	7,458	5,718	419	1	6,138
Total	13,923	2,383	110	16,416	12,459	1,912	114	14,485
Governments and public institutions
2021 / 2020	427	38	0	465	174	33	0	207
2020 / 2019	178	58	0	236	135	20	10	165
2019 / 2018	99	20	20	139	80	0	0	80
2018 / 2017	57	11	0	68	35	0	0	35
2017 / 2016	30	0	0	30	74	1	0	75
Prior years	252	22	0	274	388	41	0	429
Total term loans	1,043	149	20	1,212	886	95	10	991
Revolving loans	15	0	0	15	19	0	0	19
Total	1,058	149	20	1,227	905	95	10	1,010
Corporate & institutional – total
2021 / 2020	13,863	12,782	136	26,781	17,338	15,143	459	32,940
2020 / 2019	11,266	9,574	158	20,998	8,861	8,174	182	17,217
2019 / 2018	6,450	6,318	180	12,948	4,670	5,886	280	10,836
2018 / 2017	3,400	4,452	180	8,032	2,129	2,419	132	4,680
2017 / 2016	1,708	1,696	39	3,443	2,511	1,636	67	4,214
Prior years	7,882	4,856	166	12,904	9,488	5,021	163	14,672
Total term loans	44,569	39,678	859	85,106	44,997	38,279	1,283	84,559
Revolving loans	22,303	8,980	614	31,897	19,677	9,499	534	29,710
Total	66,872	48,658	1,473	117,003	64,674	47,778	1,817	114,269
Total loans held at amortized cost by internal counterparty rating
	2Q21					4Q20
	Investment grade	Non-investment grade				Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total		AAA to BBB	BB to C	D	Total
CHF million
Loans held at amortized cost – total
2021 / 2020	30,439	15,043	143	45,625		39,082	19,257	616	58,955
2020 / 2019	30,790	12,993	185	43,968		24,471	10,514	230	35,215
2019 / 2018	19,897	8,495	249	28,641		15,690	7,119	361	23,170
2018 / 2017	12,579	5,729	391	18,699		9,358	3,471	193	13,022
2017 / 2016	7,846	2,648	180	10,674		13,678	2,734	153	16,565
Prior years	52,776	8,751	552	62,079		50,017	8,589	420	59,026
Total term loans	154,327	53,659	1,700	209,686		152,296	51,684	1,973	205,953
Revolving loans	66,614	13,102	847	80,563		62,282	13,173	723	76,178
Total	220,941	66,761	2,547	290,249	[1]	214,578	64,857	2,696	282,131	[1]
1 Excludes accrued interest on loans held at amortized cost of CHF 363 million and CHF 334 million as of the end of 2Q21 and 4Q20, respectively.
Credit quality of other financial assets held at amortized cost
The following table presents the Group’s carrying value of other financial assets held at amortized cost by aggregated internal counterparty credit ratings “investment grade” and “non-investment grade”, by year of origination. Within the line items relating to the origination year, the first year represents the origination year of the current reporting period and the second year represents the origination year of the comparative reporting period.
Other financial assets held at amortized cost by internal counterparty rating
	2Q21				4Q20
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Other financial assets held at amortized cost
2019 / 2018	0	0	0	0	0	70	0	70
2018 / 2017	0	70	0	70	0	2	0	2
2017 / 2016	0	1	0	1	0	4	0	4
Prior years	0	3	0	3	0	0	0	0
Total term positions	0	74	0	74	0	76	0	76
Revolving positions	0	814	0	814	0	934	0	934
Total	0	888	0	888	0	1,010	0	1,010
Includes primarily mortgage servicing advances and failed purchases.
Past due financial assets
Generally, a financial asset is deemed past due if the principal and/or interest payment has not been received on its due date.
Loans held at amortized cost – past due
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2Q21 (CHF million)
Mortgages	111,521	167	45	27	463	702	112,223
Loans collateralized by securities	54,411	5	38	1	118	162	54,573
Consumer finance	5,750	476	15	48	161	700	6,450
Consumer	171,682	648	98	76	742	1,564	173,246
Real estate	28,161	91	122	4	184	401	28,562
Commercial and industrial loans	69,391	388	236	49	734	1,407	70,798
Financial institutions	16,278	72	0	0	66	138	16,416
Governments and public institutions	1,192	15	0	0	20	35	1,227
Corporate & institutional	115,022	566	358	53	1,004	1,981	117,003
Total loans held at amortized cost	286,704	1,214	456	129	1,746	3,545	290,249	[1]
4Q20 (CHF million)
Mortgages	110,747	63	68	34	358	523	111,270
Loans collateralized by securities	51,668	17	0	0	104	121	51,789
Consumer finance	4,361	156	68	47	171	442	4,803
Consumer	166,776	236	136	81	633	1,086	167,862
Real estate	28,070	50	3	11	77	141	28,211
Commercial and industrial loans	69,060	630	54	137	682	1,503	70,563
Financial institutions	14,311	41	15	72	46	174	14,485
Governments and public institutions	969	37	4	0	0	41	1,010
Corporate & institutional	112,410	758	76	220	805	1,859	114,269
Total loans held at amortized cost	279,186	994	212	301	1,438	2,945	282,131	[1]
1 Excludes accrued interest on loans held at amortized cost of CHF 363 million and CHF 334 million as of the end of 2Q21 and 4Q20, respectively.
As of the end of 2Q21 and 4Q20, the Group did not have any loans that were past due more than 90 days and still accruing interest. Also, the Group did not have any other financial assets held at amortized cost that were past due.
Non-accrual financial assets
For loans held at amortized cost, non-accrual loans are comprised of non-performing loans and non-interest-earning loans.
> Refer to “Note 1 – Summary of significant accounting policies” and “Note 20 – Financial instruments measured at amortized cost and credit losses” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2020 for further information on non-accrual loans.
Non-accrual loans held at amortized cost
	6M21				6M20
	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period
CHF million
Mortgages	418	615	2	167	337	380	1	20
Loans collateralized by securities	105	298	3	0	122	377	3	75
Consumer finance	201	200	1	1	168	204	0	4
Consumer	724	1,113	6	168	627	961	4	99
Real estate	324	293	6	46	155	270	3	37
Commercial and industrial loans	925	790	8	30	682	978	21	41
Financial institutions	68	63	0	0	46	65	0	8
Governments and public institutions	0	20	0	0	0	0	0	0
Corporate & institutional	1,317	1,166	14	76	883	1,313	24	86
Total loans held at amortized cost	2,041	2,279	20	244	1,510	2,274	28	185
In the Group’s recovery management function covering the Investment Bank and Asia Pacific, a position is written down to its net carrying value once the credit provision is greater than 90% of the notional amount, unless repayment is anticipated to occur within the next three months. Following the expiration of this three-month period the position is written off unless it can be demonstrated that any delay in payment is an operational matter which is expected to be resolved within a ten-day grace period. In the Group’s recovery management functions for Swiss Universal Bank and International Wealth Management, write-offs are made based on an individual counterparty assessment. An evaluation is performed on the need for write-offs on impaired loans individually and on an ongoing basis, if it is likely that parts of a loan or the entire loan will not be recoverable. Write-offs of residual loan balances are executed once available debt enforcement procedures are exhausted or, in certain cases, upon a restructuring.
Collateral-dependent financial assets
> Refer to “Note 20 – Financial instruments measured at amortized cost and credit losses” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2020 for further information on collateral-dependent financial assets.
Collateral-dependent financial assets managed by the recovery management function covering the Investment Bank and Asia Pacific mainly include mortgages, revolving corporate loans, securities borrowing, trade finance exposures and lombard loans. For mortgages, property, guarantees and life insurance policies are the main collateral types. For revolving corporate loans, collateral includes mainly cash, inventory, oil and gas reserves and receivables. Securities borrowing exposures are mainly secured by pledged shares, bonds, investment fund units and money market instruments. Trade finance exposures are secured by cash and guarantees. For lombard loans, the Group holds collateral in the form of pledged shares, bonds, investment fund units and money market instruments as well as cash and life insurance policies. Since 2Q21, the collateral values used for the calculation of the collateral coverage ratio are considered up to the amount of the related collateral-dependent loan; previously, the collateral coverage ratio reflected the entire collateral value. The prior period collateral coverage ratio has been updated to conform to the current presentation. As of the end of 2Q21, the overall collateral coverage ratio was 95% of the Group’s collateral-dependent financial asset exposure managed by the recovery management function covering the Investment Bank and Asia Pacific, compared to 86% as of the end of 1Q21. The increase in the overall collateral coverage ratio was mainly driven by an increase in highly collateralized share-backed loans in Asia Pacific.
Collateral-dependent financial assets managed by the recovery management function for International Wealth Management mainly include ship finance exposures, commercial loans, lombard loans, residential mortgages and aviation finance exposures. Ship finance exposures are collateralized by vessel mortgages, corporate guarantees, insurance assignments as well as cash balances, securities deposits or other assets held with the Group. Collateral held against commercial loans include primarily guarantees issued by export credit agencies, other guarantees, private risk insurance, asset pledges and assets held with the Group (e.g., cash, securities deposits and others). Lombard loans are collateralized by pledged financial assets mainly in the form of cash, shares, bonds, investment fund units and money market instruments as well as life insurance policies and bank guarantees. Residential mortgages are secured by mortgage notes on residential real estate, life insurance policies as well as cash balances, securities deposits or other assets held with the Group. Aircraft finance exposures are collateralized by aircraft mortgages of business jets as well as corporate and/or personal guarantees, cash balances, securities deposits or other assets held with the Group. Collateral-dependent loans increased in 2Q21, mainly driven by an increase in lombard loans, partially offset by a decrease in aviation finance. The overall collateral coverage ratio decreased from 87% as of the end of 1Q21 to 84% as of the end of 2Q21, mainly driven by a newly added collateral-dependent lombard loan.
Collateral-dependent financial assets managed by the recovery management function for Swiss Universal Bank mainly include residential mortgages and commercial mortgages. Collateral held against residential mortgages includes mainly mortgage notes on residential real estate, pledged capital awards in retirement plans and life insurance policies. For commercial mortgages, collateral held includes primarily mortgage notes on commercial real estate and cash balances, securities deposits or other assets held with the Group. The overall collateral coverage ratio in relation to the collateral-dependent financial assets decreased from 87% as of the end of 1Q21 to 86% as of the end of 2Q21 for residential and commercial mortgages, mainly reflecting lower collateral values driven by the upgrade of a large highly collateralized position in residential mortgages to non-impaired status.
Off-balance sheet credit exposures
> Refer to “Note 1 – Summary of significant accounting policies” and “Note 20 – Financial instruments measured at amortized cost and credit losses” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2020 for further information on the main risk characteristics and on estimating the provisions for expected credit losses on off-balance sheet credit exposures.
Troubled debt restructurings and modifications
Restructured financing receivables held at amortized cost
	2Q21			1Q21			2Q20
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Loans collateralized by securities	0	0	0	0	0	0	2	116	116
Real estate	1	2	2	0	0	0	0	0	0
Commercial and industrial loans	4	19	15	10	371	367	1	2	1
Financial institutions	0	0	0	1	44	44	0	0	0
Total loans	5	21	17	11	415	411	3	118	117
	6M21			6M20
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Loans collateralized by securities	0	0	0	2	116	116
Real estate	1	2	2	0	0	0
Commercial and industrial loans	14	390	382	7	32	15
Financial institutions	1	44	44	0	0	0
Total loans	16	436	428	9	148	131
Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring
	2Q21		1Q21		2Q20
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Loans collateralized by securities	3	156	0	0	0	0
Commercial and industrial loans	0	0	0	0	3	12
Total loans	3	156	0	0	3	12
Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring (continued)
	6M21		6M20
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Loans collateralized by securities	3	156	0	0
Commercial and industrial loans	0	0	3	12
Total loans	3	156	3	12
In 6M21, the loan modifications of the Group included the increase of credit facilities, extended loan repayment terms, including postponed loan amortizations and extended maturity dates, interest rate concessions, waivers of principal and interest and changes in covenants.
In March 2020, US federal banking regulators issued the “Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus (Revised)” (Interagency Statement). According to the Interagency Statement, short-term modifications made on a good faith basis in response to the COVID-19 crisis to borrowers that were otherwise current prior to the relief being granted would not be considered to be troubled debt restructurings. This includes short-term modifications such as payment deferrals, fee waivers, repayment term extensions or payment delays that are insignificant. The Interagency Statement was developed in consultation with the FASB and the Group has applied this guidance. The Group has granted short-term modifications to certain borrowers due to the COVID-19 crisis in the form of deferrals of capital and interest payments that are within the scope of this guidance and the loans subject to those deferrals have not been reported as troubled debt restructurings in restructured loans.

Bank
Financial instruments measured at amortized cost and credit losses
18 Financial instruments measured at amortized cost and credit losses
> Refer to “Note 19 – Financial instruments measured at amortized cost and credit losses” in III – Condensed consolidated financial statements – Credit Suisse Group in the Credit Suisse Financial Report 2Q21 for further information.
Overview of financial instruments measured at amortized cost – by balance sheet position
	6M21				2020
end of	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value
Cash and due from banks	145,226		0	145,226	137,683		(1)	137,682
Interest-bearing deposits with banks	1,245	[2]	0	1,245	1,235	[4]	(5)	1,230
Securities purchased under resale agreements and securities borrowing transactions	25,180	[2]	0	25,180	21,139		0	21,139
Loans	298,469	[2,3]	(1,411)	297,058	290,468	[4,5]	(1,535)	288,933
Brokerage receivables	37,503	[2]	(4,429)	33,074	35,944	[4]	(1)	35,943
Other assets	14,245		(39)	14,206	15,540		(41)	15,499
Total	521,868		(5,879)	515,989	502,009		(1,583)	500,426
1 Net of unearned income/deferred expenses, as applicable.
2
Excludes accrued interest for credit losses in the total amount of CHF 380 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million relates to interest-bearing deposits with banks, CHF 1 million to securities purchased under resale agreements and securities borrowing transactions, CHF 363 million to loans and CHF 15 million to brokerage receivables. These accrued interest balances are reported in other assets.

3 Includes endangered interest of CHF 88 million on non-accrual loans which are reported as part of the loans' amortized cost balance.
4
Excludes accrued interest for credit losses in the total amount of CHF 351 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million relates to interest-bearing deposits with banks, CHF 334 million to loans and CHF 16 million to brokerage receivables. These accrued interest balances are reported in other assets.

5 Includes endangered interest of CHF 87 million on non-accrual loans which are reported as part of the loans' amortized cost balance.
Allowance for credit losses
> Refer to “Note 19 – Financial instruments measured at amortized cost and credit losses” in III – Condensed consolidated financial statements – Credit Suisse Group in the Credit Suisse Financial Report 2Q21 and 1Q21 for further information on estimating expected credit losses in 6M21.
Loans held at amortized cost
Allowance for credit losses – loans held at amortized cost
	6M21			6M20
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for credit losses (CHF million)
Balance at beginning of period	318	1,217	1,535	241	807	1,048
Current-period provision for expected credit losses	43	(79)	(36)	183	533	716
of which provisions for interest [1]	8	8	16	21	4	25
Gross write-offs	(27)	(101)	(128)	(24)	(59)	(83)
Recoveries	4	0	4	5	2	7
Net write-offs	(23)	(101)	(124)	(19)	(57)	(76)
Foreign currency translation impact and other adjustments, net	7	29	36	(6)	(14)	(20)
Balance at end of period	345	1,066	1,411	399	1,269	1,668
of which individually evaluated	255	613	868	313	585	898
of which collectively evaluated	90	453	543	86	684	770
1 Represents the current-period net provision for accrued interest on non-accrual loans and lease financing transactions which is recognized as a reversal of interest income.
> Refer to “Note 19 – Financial instruments measured at amortized cost and credit losses” in III – Condensed consolidated financial statements – Credit Suisse Group in the Credit Suisse Financial Report 2Q21 and 1Q21 for further information on the Bank’s gross write-offs in 6M21.
Purchases, reclassifications and sales – loans held at amortized cost
	6M21			6M20
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	17	1,969	1,986	21	1,328	1,349
Reclassifications from loans held-for-sale [2]	0	13	13	0	4	4
Reclassifications to loans held-for-sale [3]	0	2,120	2,120	0	988	988
Sales [3]	0	2,007	2,007	0	980	980
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Other financial assets
Allowance for credit losses – other financial assets held at amortized cost
	6M21	6M20
CHF million
Balance at beginning of period	48	43
Current-period provision for expected credit losses	4,494	32
Gross write-offs	(4)	(9)
Recoveries	0	1
Net write-offs	(4)	(8)
Foreign currency translation impact and other adjustments, net	(70)	(4)
Balance at end of period	4,468	63
of which individually evaluated	4,448	19
of which collectively evaluated	20	44
The current-period provision for expected credit losses on other financial assets held at amortized cost in 6M21 includes a total amount of CHF 4,500 million related to the failure of Archegos to meet its margin commitments. As of the end of 6M21, the related allowance is reported in brokerage receivables.
Credit quality information
Credit quality of loans held at amortized cost
The following table presents the Bank’s carrying value of loans held at amortized cost by aggregated internal counterparty credit ratings “investment grade” and “non-investment grade” that are used as credit quality indicators for the purpose of this disclosure, by year of origination. Within the line items relating to the origination year, the first year represents the origination year of the current reporting period and the second year represents the origination year of the comparative reporting period.
Consumer loans held at amortized cost by internal counterparty rating
	6M21				2020
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
Mortgages
2021 / 2020	13,021	1,153	6	14,180	18,765	1,664	3	20,432
2020 / 2019	17,518	1,701	17	19,236	14,072	1,511	26	15,609
2019 / 2018	12,435	1,554	50	14,039	10,242	932	58	11,232
2018 / 2017	8,711	1,031	80	9,822	7,087	857	44	7,988
2017 / 2016	5,992	821	126	6,939	10,951	914	76	11,941
Prior years	43,362	3,091	342	46,795	39,918	2,854	216	42,988
Total term loans	101,039	9,351	621	111,011	101,035	8,732	423	110,190
Revolving loans	319	893	0	1,212	528	548	4	1,080
Total	101,358	10,244	621	112,223	101,563	9,280	427	111,270
Loans collateralized by securities
2021 / 2020	2,061	371	0	2,432	1,682	1,547	149	3,378
2020 / 2019	1,273	1,170	0	2,443	1,019	324	0	1,343
2019 / 2018	562	210	0	772	499	64	0	563
2018 / 2017	49	25	113	187	61	41	0	102
2017 / 2016	96	15	0	111	200	127	0	327
Prior years	1,135	697	0	1,832	563	622	0	1,185
Total term loans	5,176	2,488	113	7,777	4,024	2,725	149	6,898
Revolving loans [1]	43,499	3,154	143	46,796	41,749	3,038	104	44,891
Total	48,675	5,642	256	54,573	45,773	5,763	253	51,789
Consumer finance
2021 / 2020	1,494	737	1	2,232	1,297	903	5	2,205
2020 / 2019	733	548	10	1,291	519	505	22	1,046
2019 / 2018	450	413	19	882	279	237	23	539
2018 / 2017	419	221	18	658	81	154	17	252
2017 / 2016	50	116	15	181	16	57	10	83
Prior years	397	107	44	548	48	92	41	181
Total term loans	3,543	2,142	107	5,792	2,240	1,948	118	4,306
Revolving loans	493	75	90	658	328	88	81	497
Total	4,036	2,217	197	6,450	2,568	2,036	199	4,803
Consumer – total
2021 / 2020	16,576	2,261	7	18,844	21,744	4,114	157	26,015
2020 / 2019	19,524	3,419	27	22,970	15,610	2,340	48	17,998
2019 / 2018	13,447	2,177	69	15,693	11,020	1,233	81	12,334
2018 / 2017	9,179	1,277	211	10,667	7,229	1,052	61	8,342
2017 / 2016	6,138	952	141	7,231	11,167	1,098	86	12,351
Prior years	44,894	3,895	386	49,175	40,529	3,568	257	44,354
Total term loans	109,758	13,981	841	124,580	107,299	13,405	690	121,394
Revolving loans	44,311	4,122	233	48,666	42,605	3,674	189	46,468
Total	154,069	18,103	1,074	173,246	149,904	17,079	879	167,862
1 Lombard loans are generally classified as revolving loans.
Corporate & institutional loans held at amortized cost by internal counterparty rating
	6M21				2020
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
Real estate
2021 / 2020	5,254	2,724	2	7,980	6,054	2,792	106	8,952
2020 / 2019	4,614	2,443	6	7,063	2,902	1,611	0	4,513
2019 / 2018	2,429	1,129	2	3,560	1,849	1,133	24	3,006
2018 / 2017	1,350	661	1	2,012	1,033	346	72	1,451
2017 / 2016	778	178	2	958	1,591	285	25	1,901
Prior years	4,710	888	31	5,629	5,982	1,105	33	7,120
Total term loans	19,135	8,023	44	27,202	19,411	7,272	260	26,943
Revolving loans	884	338	138	1,360	1,027	172	69	1,268
Total	20,019	8,361	182	28,562	20,438	7,444	329	28,211
Commercial and industrial loans
2021 / 2020	5,353	8,965	94	14,412	7,724	11,621	310	19,655
2020 / 2019	4,225	6,802	108	11,135	3,851	6,411	133	10,395
2019 / 2018	3,177	5,027	157	8,361	1,781	4,321	247	6,349
2018 / 2017	1,309	3,403	170	4,882	964	1,981	60	3,005
2017 / 2016	831	1,480	37	2,348	809	1,248	22	2,079
Prior years	2,666	3,810	108	6,584	2,830	3,837	116	6,783
Total term loans	17,561	29,487	674	47,722	17,959	29,419	888	48,266
Revolving loans	14,311	8,278	475	23,064	12,913	8,908	464	22,285
Total	31,872	37,765	1,149	70,786	30,872	38,327	1,352	70,551
Financial institutions
2021 / 2020	2,829	1,055	40	3,924	3,386	697	43	4,126
2020 / 2019	2,249	271	44	2,564	1,973	132	39	2,144
2019 / 2018	745	142	1	888	960	432	9	1,401
2018 / 2017	684	377	9	1,070	97	92	0	189
2017 / 2016	69	38	0	107	37	102	20	159
Prior years	254	136	15	405	288	38	2	328
Total term loans	6,830	2,019	109	8,958	6,741	1,493	113	8,347
Revolving loans	7,093	364	1	7,458	5,718	419	1	6,138
Total	13,923	2,383	110	16,416	12,459	1,912	114	14,485
Governments and public institutions
2021 / 2020	427	38	0	465	174	33	0	207
2020 / 2019	178	58	0	236	135	20	10	165
2019 / 2018	99	20	20	139	80	0	0	80
2018 / 2017	57	11	0	68	35	0	0	35
2017 / 2016	30	0	0	30	74	1	0	75
Prior years	252	22	0	274	388	41	0	429
Total term loans	1,043	149	20	1,212	886	95	10	991
Revolving loans	15	0	0	15	19	0	0	19
Total	1,058	149	20	1,227	905	95	10	1,010
Corporate & institutional – total
2021 / 2020	13,863	12,782	136	26,781	17,338	15,143	459	32,940
2020 / 2019	11,266	9,574	158	20,998	8,861	8,174	182	17,217
2019 / 2018	6,450	6,318	180	12,948	4,670	5,886	280	10,836
2018 / 2017	3,400	4,452	180	8,032	2,129	2,419	132	4,680
2017 / 2016	1,708	1,696	39	3,443	2,511	1,636	67	4,214
Prior years	7,882	4,856	154	12,892	9,488	5,021	151	14,660
Total term loans	44,569	39,678	847	85,094	44,997	38,279	1,271	84,547
Revolving loans	22,303	8,980	614	31,897	19,677	9,499	534	29,710
Total	66,872	48,658	1,461	116,991	64,674	47,778	1,805	114,257
Total loans held at amortized cost by internal counterparty rating
	6M21				2020
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
Loans held at amortized cost – total
2021 / 2020	30,439	15,043	143	45,625	39,082	19,257	616	58,955
2020 / 2019	30,790	12,993	185	43,968	24,471	10,514	230	35,215
2019 / 2018	19,897	8,495	249	28,641	15,690	7,119	361	23,170
2018 / 2017	12,579	5,729	391	18,699	9,358	3,471	193	13,022
2017 / 2016	7,846	2,648	180	10,674	13,678	2,734	153	16,565
Prior years	52,776	8,751	540	62,067	50,017	8,589	408	59,014
Total term loans	154,327	53,659	1,688	209,674	152,296	51,684	1,961	205,941
Revolving loans	66,614	13,102	847	80,563	62,282	13,173	723	76,178
Total loans to third parties	220,941	66,761	2,535	290,237	214,578	64,857	2,684	282,119
Total loans to entities under common control	8,324	2	0	8,326	8,444	0	0	8,444
Total	229,265	66,763	2,535	298,563	223,022	64,857	2,684	290,563	[1]
1 Excludes accrued interest on loans held at amortized cost of CHF 363 million and CHF 334 million as of the end of 6M21 and 2020, respectively.
Credit quality of other financial assets held at amortized cost
The following table presents the Bank’s carrying value of other financial assets held at amortized cost by aggregated internal counterparty credit ratings “investment grade” and “non-investment grade”, by year of origination. Within the line items relating to the origination year, the first year represents the origination year of the current reporting period and the second year represents the origination year of the comparative reporting period.
Other financial assets held at amortized cost by internal counterparty rating
	6M21				2020
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
6M21 (CHF million)
Other financial assets held at amortized cost
2019	0	0	0	0	0	70	0	70
2018	0	70	0	70	0	2	0	2
2017	0	1	0	1	0	4	0	4
Prior years	0	3	0	3	0	0	0	0
Total term positions	0	74	0	74	0	76	0	76
Revolving positions	0	814	0	814	0	934	0	934
Total	0	888	0	888	0	1,010	0	1,010
Includes primarily mortgage servicing advances and failed purchases.
Past due financial assets
Loans held at amortized cost – past due
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
6M21 (CHF million)
Mortgages	111,521	167	45	27	463	702	112,223
Loans collateralized by securities	54,411	5	38	1	118	162	54,573
Consumer finance	5,750	476	15	48	161	700	6,450
Consumer	171,682	648	98	76	742	1,564	173,246
Real estate	28,161	91	122	4	184	401	28,562
Commercial and industrial loans	69,390	388	236	49	723	1,396	70,786
Financial institutions	16,278	72	0	0	66	138	16,416
Governments and public institutions	1,192	15	0	0	20	35	1,227
Corporate & institutional	115,021	566	358	53	993	1,970	116,991
Total loans to third parties	286,703	1,214	456	129	1,735	3,534	290,237
Total loans to entities under common control	8,326	0	0	0	0	0	8,326
Total loans held at amortized cost	295,029	1,214	456	129	1,735	3,534	298,563	[1]
2020 (CHF million)
Mortgages	110,747	63	68	34	358	523	111,270
Loans collateralized by securities	51,668	17	0	0	104	121	51,789
Consumer finance	4,361	156	68	47	171	442	4,803
Consumer	166,776	236	136	81	633	1,086	167,862
Real estate	28,070	50	3	11	77	141	28,211
Commercial and industrial loans	69,060	630	54	137	670	1,491	70,551
Financial institutions	14,311	41	15	72	46	174	14,485
Governments and public institutions	969	37	4	0	0	41	1,010
Corporate & institutional	112,410	758	76	220	793	1,847	114,257
Total loans to third parties	279,186	994	212	301	1,426	2,933	282,119	[1]
Total loans to entities under common control	8,444	0	0	0	0	0	8,444
Total loans held at amortized cost	287,630	994	212	301	1,426	2,933	290,563	[1]
1 Excludes accrued interest on loans held at amortized cost of CHF 363 million and CHF 334 million as of the end of 6M21 and 2020, respectively.
As of the end of 6M21, the Bank did not have any loans that were past due more than 90 days and still accruing interest. Also, the Bank did not have any other financial assets held at amortized cost that were past due.
Non-accrual financial assets
Non-accrual loans held at amortized cost
	6M21				6M20
	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period
CHF million
Mortgages	418	615	2	167	337	380	1	20
Loans collateralized by securities	105	298	3	0	122	377	3	75
Consumer finance	201	200	1	1	168	204	0	4
Consumer	724	1,113	6	168	627	961	4	99
Real estate	324	293	6	46	155	270	3	37
Commercial and industrial loans	913	778	8	30	670	966	21	41
Financial institutions	68	63	0	0	46	65	0	8
Governments and public institutions	0	20	0	0	0	0	0	0
Corporate & institutional	1,305	1,154	14	76	871	1,301	24	86
Total loans held at amortized cost	2,029	2,267	20	244	1,498	2,262	28	185
Collateral-dependent financial assets
> Refer to “Note 19 – Financial instruments measured at amortized cost and credit losses” in III – Condensed consolidated financial statements – Credit Suisse Group in the Credit Suisse Financial Report 2Q21 and 1Q21 for further information on the Bank’s collateral-dependent financial assets.
Troubled debt restructurings and modifications
Restructured financing receivables held at amortized cost
	6M21			6M20
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Loans collateralized by securities	0	0	0	2	116	116
Real estate	1	2	2	0	0	0
Commercial and industrial loans	14	390	382	7	32	15
Financial institutions	1	44	44	0	0	0
Total loans	16	436	428	9	148	131
Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring
	6M21		6M20
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Loans collateralized by securities	3	156	0	0
Commercial and industrial loans	0	0	3	12
Total loans	3	156	3	12
In 6M21, the loan modifications of the Bank included the increase of credit facilities, extended loan repayment terms, including postponed loan amortizations and extended maturity dates, interest rate concessions, waivers of principal and interest and changes in covenants.